Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 10, 2012	Sep. 30, 2014 Employees
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 24	$ 109	$ 1,268
Impairment charges on intangibles			4
Restructuring charges and other related closure costs	66	183	108
Termination benefits for employees	41	178	84
Other related closure costs	25	5	24
Expected payment	32	65
Restructuring charges and other related closure costs	86
Digital Convergence Group ("DCG") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		56
Digital Convergence Group ("DCG") [Member] | Goodwill [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		38
Digital Convergence Group ("DCG") [Member] | Dedicated Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	23	18
Digital Convergence Group ("DCG") [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	1
Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			1,234	690
Carrollton [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			21
Goodwill and Other Intangible Assets [Member] | Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			544
Goodwill [Member] | Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			922
Contractual Customer Relationships [Member] | Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			261
Capitalized Software [Member] | Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			45
Acquired technology [Member] | Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			6
Veredus [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		5
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		29
Restructuring charges and other related closure costs	12
Termination benefits for employees	8	8
Other related closure costs	4
Pre-tax charges incurred	20
Manufacturing Consolidation [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs	8	8
Manufacturing Consolidation [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs	4
ST-Ericsson Exit [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		17	544
Termination benefits for employees		69
ST-Ericsson Exit [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		69
ST-Ericsson Exit [Member] | Employee Termination Benefits [Member] | SWEDEN [Member]
Restructuring Cost and Reserve [Line Items]
Adjustments for unused provisions		31
Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		2	7
Impairment charges on intangibles			7
Restructuring charges and other related closure costs		16
Termination benefits for employees		1	13
Other related closure costs		2
Digital Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			13
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			11
Termination benefits for employees		6
Other related closure costs			8
Other Restructuring Initiatives [Member] | Long Lived Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			2
Other Restructuring Initiatives [Member] | Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		9
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs	112
Termination benefits for employees	17	88
Other related closure costs	7
$600-650 Million Net Opex Plan [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses					600
$600-650 Million Net Opex Plan [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses					650
$600-650 Million Net Opex Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		88
$600-650 Million Net Opex Plan [Member] | Employee Termination Benefits [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs	24
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected						450
Restructuring charges and other related closure costs	30
Termination benefits for employees	16
Other related closure costs	14
Pre-tax charges incurred	30
EPS Restructuring Plan [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Expected to result in pre-tax charges	65
EPS Restructuring Plan [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Expected to result in pre-tax charges	70
ST-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		9
Termination benefits for employees		6	1
Other related closure costs		3
ST-Ericsson April 2012 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			64
Termination benefits for employees			60
Other related closure costs			4
ST-Ericsson Cost Savings Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			20
Manufacturing Restructuring Plans [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			21
Other related closure costs			2
Pre-tax charges incurred	313
Manufacturing Restructuring Plans [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Expected to result in pre-tax charges	270
Manufacturing Restructuring Plans [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Expected to result in pre-tax charges	$ 300